United Investors Annuity Variable Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of United Investors Annuity Variable Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise United Investors Annuity Variable Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 11, 2025

1

Appendix A

The subaccounts that comprise United Investors Annuity Variable Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
BNY Mellon VIF Government Money Market Portfolio, Single Share	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Asset Strategy Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Balanced Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Core Equity Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Corporate Bond Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Global Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP High Income Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Science and Technology Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Small Cap Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

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UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class

ASSETS:
Investments at fair value (1)	$2,098,821	$10,513,824	$14,057,833	$87,295,313	$9,196,143	$14,973,021	$130,147,871
Receivable from the Contracts	-	-	-	-	-	530	-
Receivable from the fund manager	51	1,893	5,909	234,722	255	-	3,794
Receivable from the Company	-	24,562	-	107,801	12,236	51,480	351,452
Total assets	2,098,872	10,540,279	14,063,742	87,637,836	9,208,634	15,025,031	130,503,117

LIABILITIES:
Payable to the Contracts	51	1,893	5,909	234,722	255	-	3,794
Payable to the fund manager	-	-	-	-	-	530	-
Payable to the Company	423	-	38,954	-	-	-	-
Total liabilities	474	1,893	44,863	234,722	255	530	3,794

NET ASSETS	$2,098,398	$10,538,386	$14,018,879	$87,403,114	$9,208,379	$15,024,501	$130,499,323

ANALYSIS OF NET ASSETS
Accumulation period	$2,064,416	$10,240,721	$13,707,595	$85,443,289	$8,848,903	$14,645,670	$127,566,702
Annuity period	33,982	297,665	311,284	1,959,825	359,476	378,831	2,932,621
Total net assets	$2,098,398	$10,538,386	$14,018,879	$87,403,114	$9,208,379	$15,024,501	$130,499,323

Fair value per share (NAV)	$1.00	$9.29	$6.16	$14.35	$4.65	$3.65	$10.69
Shares outstanding in the Separate Account	2,098,821	1,131,736	2,282,116	6,083,297	1,977,665	4,102,197	12,174,731

(1) Investments in mutual fund shares, at cost	$2,098,821	$10,407,997	$14,857,367	$72,110,876	$10,170,974	$16,807,493	$116,914,667

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

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UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class

ASSETS:
Investments at fair value (1)	$8,584,673	$54,174,049	$23,106,348
Receivable from the Contracts	-	-	-
Receivable from the fund manager	220	3,772	347
Receivable from the Company	-	38,255	5,508
Total assets	8,584,893	54,216,076	23,112,203

LIABILITIES:
Payable to the Contracts	220	3,772	347
Payable to the fund manager	-	-	-
Payable to the Company	15,545	-	-
Total liabilities	15,765	3,772	347

NET ASSETS	$8,569,128	$54,212,304	$23,111,856

ANALYSIS OF NET ASSETS
Accumulation period	$8,391,866	$53,869,566	$22,471,290
Annuity period	177,262	342,738	640,566
Total net assets	$8,569,128	$54,212,304	$23,111,856

Fair value per share (NAV)	$2.93	$29.09	$6.57
Shares outstanding in the Separate Account	2,929,923	1,862,291	3,516,948

(1) Investments in mutual fund shares, at cost	$9,622,346	$42,854,430	$28,436,826

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

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UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class

INVESTMENT INCOME:
Dividend income	$94,206	$195,913	$172,755	$297,402	$257,626	$148,290	$-

EXPENSES:
Mortality and expense risk	18,305	103,644	119,099	760,609	79,535	140,640	1,129,694

NET INVESTMENT INCOME (LOSS)	75,901	92,269	53,656	(463,207)	178,091	7,650	(1,129,694)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	125,914	(248,167)	2,564,597	(444,752)	(567,742)	1,670,344
Capital gain distributions	-	388,174	-	8,729,312	-	120,639	16,334,102

Net realized gain (loss) on investments	-	514,088	(248,167)	11,293,909	(444,752)	(447,103)	18,004,446

Change in net unrealized appreciation (depreciation) on investments	-	675,694	1,952,322	7,492,433	380,406	2,756,101	8,610,264

Net realized and unrealized gain (loss) on investments	-	1,189,782	1,704,155	18,786,342	(64,346)	2,308,998	26,614,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,901	$1,282,051	$1,757,811	$18,323,135	$113,745	$2,316,648	$25,485,016

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

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UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class

INVESTMENT INCOME:
Dividend income	$567,069	$-	$-

EXPENSES:
Mortality and expense risk	79,046	477,140	207,396

NET INVESTMENT INCOME (LOSS)	488,023	(477,140)	(207,396)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(196,001)	1,264,501	(1,092,728)
Capital gain distributions	-	1,590,518	-

Net realized gain (loss) on investments	(196,001)	2,855,019	(1,092,728)

Change in net unrealized appreciation (depreciation) on investments	158,030	10,884,340	4,159,572

Net realized and unrealized gain (loss) on investments	(37,971)	13,739,359	3,066,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$450,052	$13,262,219	$2,859,448

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

6

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$75,901	$92,269	$53,656	$(463,207)	$178,091	$7,650	$(1,129,694)
Net realized gain (loss) on investments	-	514,088	(248,167)	11,293,909	(444,752)	(447,103)	18,004,446
Change in net unrealized appreciation (depreciation) on investments	-	675,694	1,952,322	7,492,433	380,406	2,756,101	8,610,264

Net increase (decrease) in net assets resulting from operations	75,901	1,282,051	1,757,811	18,323,135	113,745	2,316,648	25,485,016

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	11,039	123,947	1,713,250	299,655	12,790	1,688,471
Contract maintenance charges	(1,533)	(6,082)	(6,121)	(35,102)	(3,558)	(7,488)	(48,983)
Contract owners' benefits	(856,641)	(2,567,027)	(1,570,974)	(12,400,506)	(2,564,807)	(2,320,491)	(17,026,769)
Net transfers (to) from the Company and/or Subaccounts	548,454	(226,977)	1,222,597	(225,961)	1,762,804	(133,245)	(297,243)

Increase (decrease) in net assets resulting from Contract transactions	(309,720)	(2,789,047)	(230,551)	(10,948,319)	(505,906)	(2,448,434)	(15,684,524)

Total increase (decrease) in net assets	(233,819)	(1,506,996)	1,527,260	7,374,816	(392,161)	(131,786)	9,800,492

NET ASSETS:
Beginning of period	2,332,217	12,045,382	12,491,619	80,028,298	9,600,540	15,156,287	120,698,831

End of period	$2,098,398	$10,538,386	$14,018,879	$87,403,114	$9,208,379	$15,024,501	$130,499,323

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

7

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$488,023	$(477,140)	$(207,396)
Net realized gain (loss) on investments	(196,001)	2,855,019	(1,092,728)
Change in net unrealized appreciation (depreciation) on investments	158,030	10,884,340	4,159,572

Net increase (decrease) in net assets resulting from operations	450,052	13,262,219	2,859,448

CONTRACT TRANSACTIONS:
Contract owners' net payments	31,065	109,657	45,327
Contract maintenance charges	(4,285)	(18,577)	(11,426)
Contract owners' benefits	(1,072,638)	(6,634,572)	(2,504,410)
Net transfers (to) from the Company and/or Subaccounts	(89,788)	(510,149)	39,318

Increase (decrease) in net assets resulting from Contract transactions	(1,135,646)	(7,053,641)	(2,431,191)

Total increase (decrease) in net assets	(685,594)	6,208,578	428,257

NET ASSETS:
Beginning of period	9,254,722	48,003,726	22,683,599

End of period	$8,569,128	$54,212,304	$23,111,856

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

8

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$96,618	$136,533	$(13,849)	$(380,384)	$175,714	$(116,581)	$(983,583)
Net realized gain (loss) on investments	-	(137,016)	(473,808)	7,618,729	(225,435)	2,315,368	10,071,599
Change in net unrealized appreciation (depreciation) on investments	-	1,415,324	2,136,943	7,963,807	603,323	294,390	24,970,638

Net increase (decrease) in net assets resulting from operations	96,618	1,414,841	1,649,286	15,202,152	553,602	2,493,177	34,058,654

CONTRACT TRANSACTIONS:
Contract owners' net payments	55,080	164,057	90,734	870,584	122,669	192,845	1,078,155
Contract maintenance charges	(1,899)	(6,789)	(6,913)	(38,290)	(4,745)	(8,228)	(53,521)
Contract owners' benefits	(804,815)	(1,189,799)	(1,224,417)	(9,434,116)	(1,085,760)	(1,683,205)	(14,102,055)
Net transfers (to) from the Company and/or Subaccounts	(101,206)	(86,138)	(3,926)	(32,194)	152,313	(23,871)	235,929

Increase (decrease) in net assets resulting from Contract transactions	(852,840)	(1,118,669)	(1,144,522)	(8,634,016)	(815,523)	(1,522,459)	(12,841,492)

Total increase (decrease) in net assets	(756,222)	296,172	504,764	6,568,136	(261,921)	970,718	21,217,162

NET ASSETS:
Beginning of period	3,088,439	11,749,210	11,986,855	73,460,162	9,862,461	14,185,569	99,481,669

End of period	$2,332,217	$12,045,382	$12,491,619	$80,028,298	$9,600,540	$15,156,287	$120,698,831

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

9

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$520,634	$(381,491)	$(198,252)
Net realized gain (loss) on investments	(316,234)	1,765,662	2,194,157
Change in net unrealized appreciation (depreciation) on investments	743,558	12,217,508	482,983

Net increase (decrease) in net assets resulting from operations	947,958	13,601,679	2,478,888

CONTRACT TRANSACTIONS:
Contract owners' net payments	95,899	248,156	336,974
Contract maintenance charges	(5,322)	(18,916)	(13,441)
Contract owners' benefits	(1,518,085)	(3,733,741)	(2,703,588)
Net transfers (to) from the Company and/or Subaccounts	(44,165)	3,460	95,636

Increase (decrease) in net assets resulting from Contract transactions	(1,471,673)	(3,501,041)	(2,284,419)

Total increase (decrease) in net assets	(523,715)	10,100,638	194,469

NET ASSETS:
Beginning of period	9,778,437	37,903,088	22,489,130

End of period	$9,254,722	$48,003,726	$22,683,599

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

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UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The United Investors Annuity Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the product in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:
Advantage II

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 10 Subaccounts, as follows:

BNY Mellon VIF Government Money Market Portfolio, Single Share

Macquarie VIP Asset Strategy Series, Service Class (a)

Macquarie VIP Balanced Series, Service Class (a)

Macquarie VIP Core Equity Series, Service Class (a)

Macquarie VIP Corporate Bond Series, Service Class (a)

Macquarie VIP Global Growth Series, Service Class (a)

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Macquarie VIP Growth Series, Service Class (a)

Macquarie VIP High Income Series, Service Class (a)

Macquarie VIP Science and Technology Series, Service Class (a)

Macquarie VIP Small Cap Growth Series, Service Class (a)

(a) See Subaccount Changes table below

Subaccount Changes: Subaccount Name Changes

On May 1, 2024, the following Subaccounts changed their names:

Previous Name	New Name
Delaware Ivy VIP Asset Strategy, Class II	Macquarie VIP Asset Strategy Series, Service Class
Delaware Ivy VIP Balanced, Class II	Macquarie VIP Balanced Series, Service Class
Delaware Ivy VIP Core Equity, Class II	Macquarie VIP Core Equity Series, Service Class
Delaware Ivy VIP Corporate Bond, Class II	Macquarie VIP Corporate Bond Series, Service Class
Delaware Ivy VIP Global Growth	Macquarie VIP Global Growth Series, Service Class
Delaware Ivy VIP Growth, Class II	Macquarie VIP Growth Series, Service Class
Delaware Ivy VIP High Income, Class II	Macquarie VIP High Income Series, Service Class
Delaware Ivy VIP Science and Technology, Class II	Macquarie VIP Science and Technology Series, Service Class
Delaware Ivy VIP Small Cap Growth	Macquarie VIP Small Cap Growth Series, Service Class

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

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2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the 71 IAM Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

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Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

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3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
BNY Mellon VIF Government Money Market Portfolio, Single Share	$2,207,461	$2,481,579
Macquarie VIP Asset Strategy Series, Service Class	1,324,661	3,482,461
Macquarie VIP Balanced Series, Service Class	2,345,453	2,115,434
Macquarie VIP Core Equity Series, Service Class	15,765,587	16,327,565
Macquarie VIP Corporate Bond Series, Service Class	3,351,497	3,322,899
Macquarie VIP Global Growth Series, Service Class	1,123,549	3,260,319
Macquarie VIP Growth Series, Service Class	24,477,271	22,739,824
Macquarie VIP High Income Series, Service Class	1,130,381	1,530,191
Macquarie VIP Science and Technology Series, Service Class	4,006,170	9,469,692
Macquarie VIP Small Cap Growth Series, Service Class	1,780,753	3,708,014

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4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon VIF Government Money Market Portfolio, Single Share	2,053,590	2,315,320	(261,730)	44,312	875,892	(831,580)
Macquarie VIP Asset Strategy Series, Service Class	111,335	412,630	(301,295)	7,366	163,405	(156,039)
Macquarie VIP Balanced Series, Service Class	302,763	277,875	24,888	24,898	216,566	(191,668)
Macquarie VIP Core Equity Series, Service Class	443,764	806,110	(362,346)	29,669	635,329	(605,660)
Macquarie VIP Corporate Bond Series, Service Class	730,720	722,986	7,734	52,231	245,648	(193,417)
Macquarie VIP Global Growth Series, Service Class	135,376	429,373	(293,997)	10,640	265,448	(254,808)
Macquarie VIP Growth Series, Service Class	234,911	475,377	(240,466)	10,970	390,552	(379,582)
Macquarie VIP High Income Series, Service Class	96,577	172,437	(75,860)	14,859	208,916	(194,057)
Macquarie VIP Science and Technology Series, Service Class	98,238	294,463	(196,225)	9,557	173,636	(164,079)
Macquarie VIP Small Cap Growth Series, Service Class	154,575	296,442	(141,867)	17,302	249,782	(232,480)

Note: Units may not appear to foot/crossfoot due to rounding.

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5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.90% of the average daily net assets of the Subaccounts
Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.5% of each payment, if applicable
Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$50 annually
Annual Contract Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	0.85% assessed against each contract participating in each of the first 10 years following the receipt of a premium deposit
Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 8.00% of surrendered amount
Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$20 per withdrawal after the first 4 withdrawals in any Contract year

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6.	FINANCIAL HIGHLIGHTS

The Company sells one variable annuity product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Contract owner’s account. The summaries may not reflect or directly equate to the Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
BNY Mellon VIF Government Money Market Portfolio, Single Share
2024	1,940	$1.08	$2,098	4.65%	0.90%	3.80%
2023	2,202	1.04	2,332	4.50%	0.90%	3.69%
2022	3,033	1.01	3,088	1.51%	0.90%	0.65%
Delaware Ivy VIP Government Money Market, Class II
2022	-	-	-	0.00%	0.90%	(0.27)%
2021	1,713	1.92	3,433	0.00%	0.90%	(0.89)%
2020	1,273	1.93	2,492	0.45%	0.90%	(0.53)%
Macquarie VIP Asset Strategy Series, Service Class
2024	1,205	8.73	10,538	1.70%	0.90%	11.43%
2023	1,506	7.83	12,045	2.06%	0.90%	12.92%
2022	1,662	6.94	11,749	1.39%	0.90%	(15.50)%
2021	1,873	8.21	15,720	1.50%	0.90%	9.46%
2020	2,208	7.50	16,682	1.86%	0.90%	12.86%
Macquarie VIP Balanced Series, Service Class
2024	1,859	7.56	14,019	1.31%	0.90%	14.56%
2023	1,834	6.60	12,492	0.78%	0.90%	15.00%
2022	2,026	5.74	11,987	1.05%	0.90%	(16.81)%
2021	2,181	6.90	15,325	0.98%	0.90%	14.93%
2020	2,375	6.00	14,549	1.32%	0.90%	13.10%
Macquarie VIP Core Equity Series, Service Class
2024	4,156	21.01	87,403	0.35%	0.90%	24.56%
2023	4,518	16.87	80,028	0.39%	0.90%	22.42%
2022	5,124	13.78	73,460	0.21%	0.90%	(18.06)%
2021	5,674	16.81	98,645	0.55%	0.90%	27.79%
2020	6,400	13.16	85,156	0.51%	0.90%	20.43%
Macquarie VIP Corporate Bond Series, Service Class
2024	2,022	4.55	9,208	2.92%	0.90%	1.53%
2023	2,015	4.48	9,601	2.78%	0.90%	6.22%
2022	2,208	4.22	9,862	2.24%	0.90%	(16.54)%
2021	2,439	5.05	12,770	1.93%	0.90%	(1.73)%
2020	2,599	5.14	13,683	2.60%	0.90%	9.98%
Macquarie VIP Global Growth Series, Service Class
2024	1,933	7.75	15,025	0.95%	0.90%	16.03%
2023	2,227	6.68	15,156	0.08%	0.90%	18.92%
2022	2,482	5.61	14,186	0.70%	0.90%	(18.30)%
2021	2,746	6.87	19,248	0.06%	0.90%	16.81%
2020	3,069	5.88	18,241	0.38%	0.90%	19.50%

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	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Macquarie VIP Growth Series, Service Class
2024	2,607	$49.92	$130,499	0.00%	0.90%	22.78%
2023	2,848	40.66	120,699	0.00%	0.90%	36.70%
2022	3,227	29.74	99,482	0.00%	0.90%	(27.84)%
2021	3,514	41.22	149,736	0.00%	0.90%	28.87%
2020	3,964	31.98	128,111	0.00%	0.90%	29.38%
Macquarie VIP High Income Series, Service Class
2024	993	8.64	8,569	6.46%	0.90%	5.24%
2023	1,069	8.21	9,255	6.47%	0.90%	10.76%
2022	1,263	7.41	9,778	6.28%	0.90%	(11.76)%
2021	1,355	8.40	11,831	5.87%	0.90%	5.12%
2020	1,499	7.99	12,132	6.97%	0.90%	5.08%
Macquarie VIP Science and Technology Series, Service Class
2024	1,597	33.92	54,212	0.00%	0.90%	29.42%
2023	1,793	26.21	48,004	0.00%	0.90%	37.83%
2022	1,957	19.02	37,903	0.00%	0.90%	(32.45)%
2021	2,072	28.15	59,869	0.00%	0.90%	14.14%
2020	2,262	24.67	56,075	0.00%	0.90%	34.16%
Macquarie VIP Small Cap Growth Series, Service Class
2024	1,879	12.30	23,112	0.00%	0.90%	13.24%
2023	2,021	10.86	22,684	0.00%	0.90%	12.03%
2022	2,254	9.69	22,489	0.00%	0.90%	(27.42)%
2021	2,485	13.36	33,772	0.98%	0.90%	3.06%
2020	2,766	12.96	36,414	0.00%	0.90%	36.44%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

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7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

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